SEGMENTED REPORTING (Tables)	9 Months Ended
May 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At May 31, 2021	Assets	Liabilities

Canada	$9,823	$32,168
South Africa	44,674	1,103
	$54,497	$33,271
At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558
Comprehensive Loss (Income) for the period ended	May 31, 2021	May 31, 2020

Canada	$10,530	$9,253
South Africa	(7,825)	679
	$2,705	$9,932